Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Schedule of Movements in Allowance for Credit Losses Related to Accounts and Other Receivables

The movements in the allowance for expected credit losses related to accounts and other receivables for the year ended December 31, 2025, were as follows:

	2025
	Account receivables	Other receivables
Balance at the beginning of year	$—	—
Additions	2,673	221,750
Bad debts written off	(173)	(75,748)
Effect of Exchange Rate Movements	—	(1,058)
Balance at the end of year	$2,500	144,944